Investment Property - Summary of Fair Value Measurement of Investment Property (Detail) - Market Comparison and Cost Method [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	Market comparison and cost method	Market comparison and cost method
Unobservable input	Comparable price: -RMB 71 to RMB 593(US$10 to US$86) per square foot	Comparable price: -RMB 102 to RMB 570 per square foot
Inter-relationship between key unobservable inputs and fair value measurement	The estimated fair value increases with higher comparable price	The estimated fair value increases with higher comparable price